Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Large Cap Series Funds, Inc.
Entity Central Index Key	0001097077
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005175 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Class R Shares
Trading Symbol	MRLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$54	0.98%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 3,491,628,988
Holdings Count | Holding	88
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,491,628,988
Number of Portfolio Holdings	88
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.8%
Financials	14.2%
Consumer Discretionary	12.4%
Communication Services	11.7%
Health Care	9.6%
Industrials	9.4%
Consumer Staples	4.6%
Energy	2.0%
Materials	1.6%
Real Estate	0.6%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(b)Excludes short-term securities.
C000198228 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Class K Shares
Trading Symbol	MLRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.43%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.43%	[2]
Net Assets	$ 3,491,628,988
Holdings Count | Holding	88
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,491,628,988
Number of Portfolio Holdings	88
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.8%
Financials	14.2%
Consumer Discretionary	12.4%
Communication Services	11.7%
Health Care	9.6%
Industrials	9.4%
Consumer Staples	4.6%
Energy	2.0%
Materials	1.6%
Real Estate	0.6%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(b)Excludes short-term securities.
C000005173 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	MCLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%	[3]
Net Assets	$ 3,491,628,988
Holdings Count | Holding	88
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,491,628,988
Number of Portfolio Holdings	88
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.8%
Financials	14.2%
Consumer Discretionary	12.4%
Communication Services	11.7%
Health Care	9.6%
Industrials	9.4%
Consumer Staples	4.6%
Energy	2.0%
Materials	1.6%
Real Estate	0.6%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(b)Excludes short-term securities.
C000005171 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	MDLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%	[4]
Net Assets	$ 3,491,628,988
Holdings Count | Holding	88
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,491,628,988
Number of Portfolio Holdings	88
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.8%
Financials	14.2%
Consumer Discretionary	12.4%
Communication Services	11.7%
Health Care	9.6%
Industrials	9.4%
Consumer Staples	4.6%
Energy	2.0%
Materials	1.6%
Real Estate	0.6%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(b)Excludes short-term securities.
C000005174 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	MALRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[5]
Net Assets	$ 3,491,628,988
Holdings Count | Holding	88
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,491,628,988
Number of Portfolio Holdings	88
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.8%
Financials	14.2%
Consumer Discretionary	12.4%
Communication Services	11.7%
Health Care	9.6%
Industrials	9.4%
Consumer Staples	4.6%
Energy	2.0%
Materials	1.6%
Real Estate	0.6%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(b)Excludes short-term securities.
C000005184 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	MALVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.54%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[6]
Net Assets	$ 716,862,208
Holdings Count | Holding	271
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$716,862,208
Number of Portfolio Holdings	271
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	22.5%
Industrials	14.1%
Health Care	12.5%
Information Technology	11.3%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.5%
Utilities	3.1%
Real Estate	2.8%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(b)Excludes short-term securities.
C000005181 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Investor A Shares
Trading Symbol	MDLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.79%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[7]
Net Assets	$ 716,862,208
Holdings Count | Holding	271
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$716,862,208
Number of Portfolio Holdings	271
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	22.5%
Industrials	14.1%
Health Care	12.5%
Information Technology	11.3%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.5%
Utilities	3.1%
Real Estate	2.8%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(b)Excludes short-term securities.
C000005183 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Investor C Shares
Trading Symbol	MCLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$83	1.54%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.54%	[8]
Net Assets	$ 716,862,208
Holdings Count | Holding	271
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$716,862,208
Number of Portfolio Holdings	271
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	22.5%
Industrials	14.1%
Health Care	12.5%
Information Technology	11.3%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.5%
Utilities	3.1%
Real Estate	2.8%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(b)Excludes short-term securities.
C000198229 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Class K Shares
Trading Symbol	MLVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[9]
Net Assets	$ 716,862,208
Holdings Count | Holding	271
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$716,862,208
Number of Portfolio Holdings	271
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	22.5%
Industrials	14.1%
Health Care	12.5%
Information Technology	11.3%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.5%
Utilities	3.1%
Real Estate	2.8%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(b)Excludes short-term securities.
C000005185 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Class R Shares
Trading Symbol	MRLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$56	1.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%	[10]
Net Assets	$ 716,862,208
Holdings Count | Holding	271
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$716,862,208
Number of Portfolio Holdings	271
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	22.5%
Industrials	14.1%
Health Care	12.5%
Information Technology	11.3%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.5%
Utilities	3.1%
Real Estate	2.8%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(b)Excludes short-term securities.
C000051320 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Investor C Shares
Trading Symbol	BCLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$111	2.19%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.19%	[11]
Net Assets	$ 4,719,712,538
Holdings Count | Holding	280
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,719,712,538
Number of Portfolio Holdings	280
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	16.8%	4.5%	21.3%
Information Technology	13.2%	5.1%	18.3%
Health Care	14.9%	0.2%	15.1%
Investment Companies	6.5%	8.6%	15.1%
Communication Services	7.9%	0.9%	8.8%
Consumer Staples	7.6%	0.7%	8.3%
Materials	4.1%	2.0%	6.1%
Financials	2.8%	0.8%	3.6%
Consumer Discretionary	1.7%	—%	1.7%
Real Estate	1.3%	—%	1.3%
Energy	0.3%	—%	0.3%
Utilities	0.1%	—%	0.1%
	77.2	22.8	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000051319 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Investor A Shares
Trading Symbol	BALPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$72	1.42%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%	[12]
Net Assets	$ 4,719,712,538
Holdings Count | Holding	280
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,719,712,538
Number of Portfolio Holdings	280
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	16.8%	4.5%	21.3%
Information Technology	13.2%	5.1%	18.3%
Health Care	14.9%	0.2%	15.1%
Investment Companies	6.5%	8.6%	15.1%
Communication Services	7.9%	0.9%	8.8%
Consumer Staples	7.6%	0.7%	8.3%
Materials	4.1%	2.0%	6.1%
Financials	2.8%	0.8%	3.6%
Consumer Discretionary	1.7%	—%	1.7%
Real Estate	1.3%	—%	1.3%
Energy	0.3%	—%	0.3%
Utilities	0.1%	—%	0.1%
	77.2	22.8	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000051321 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Institutional Shares
Trading Symbol	BILPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[13]
Net Assets	$ 4,719,712,538
Holdings Count | Holding	280
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,719,712,538
Number of Portfolio Holdings	280
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	16.8%	4.5%	21.3%
Information Technology	13.2%	5.1%	18.3%
Health Care	14.9%	0.2%	15.1%
Investment Companies	6.5%	8.6%	15.1%
Communication Services	7.9%	0.9%	8.8%
Consumer Staples	7.6%	0.7%	8.3%
Materials	4.1%	2.0%	6.1%
Financials	2.8%	0.8%	3.6%
Consumer Discretionary	1.7%	—%	1.7%
Real Estate	1.3%	—%	1.3%
Energy	0.3%	—%	0.3%
Utilities	0.1%	—%	0.1%
	77.2	22.8	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.